SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL

12.	SHARE CAPITAL

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2025,

●	The Company issued 216,738 common shares for the vesting of restricted share units.
●	On May 5, 2025, the Company issued 1,715,000 units consisting of one common share and one warrant and in a financing for $4,973,404 with share issue costs of $829,316, including $163,757 related to broker warrants, for net proceeds of $4,144,088. The value of the issuance was allocated $4,545,997 to the shares and $427,407 to the warrants based on the residual method. This issuance included an overallotment of 100,000 warrants convertible to 100,000 shares.
●	The Company issued 100,000 shares related to the overallotment of the May 5, 2025 share issuance for gross proceeds of $294,000 with share issue costs of $28,030 for net proceeds of $265,970.
●	On June 12, 2025 the Company issued 5,500,000 units consisting of one common share and one warrant in a financing for $18,758,889 with share issue costs of $2,258,143, including $632,798 related to broker warrants, for net proceeds of $16,500,747. The value of the issuance was allocated $18,082,472 to the shares and $676,418 to the warrants based on the residual method.
●	On July 21, 2025 the Company issued 4,672,895 units consisting of one common share and one warrant in a financing for $34,279,276 with share issue costs of $4,100,807, including $1,429,172 related to broker warrants, for net proceeds of $30,178,469. The warrants were valued at $nil based on the residual method.
●	11,712,347 shares were issued for the exercise of warrants
●	The Company incurred share issue costs of $140,000 related to the June 30, 2023 base shelf prospectus and included in share issuance costs.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

12.	SHARE CAPITAL (CONT’D)

During the year ended December 31, 2024,

●	The Company issued 25,353 common shares for the vesting of restricted share units.
●	The Company issued 1,991,668 common shares for the exercise of warrants
●	On February 26, 2024, the Company issued 448,000 units consisting of one common share and one warrant and 88,000 units consisting of one prefunded warrant and one warrant in a financing for $4,877,475 with share issuance costs of $752,498, including $72,186 related to broker warrants, for net proceeds of $4,124,977. Of the total share issuance costs $441,166 was expensed in other income (expense). The value of the issuance was allocated $2,017,966 to the shares, and $2,859,509 to the warrants, including $431,084 allocated to prefunded warrants. The prefunded warrants were exercised on the date of issue. On March 27, 2024, the exercise price of the warrants was amended to US$0.1761 from the original exercise price of USD $0.36 due to a one time exercise price reset Post share consolidation, the new exercise price is US$4.4025.36,000 shares were returned to treasury that were held in escrow related to the Vital Intelligence Inc. acquisition for failure to meet required milestones. The shares had a carrying value of $nil on cancellation.
●	On April 29, 2024, the Company issued 282,541 units consisting of one common share and one warrant and 258,000 units consisting of one prefunded warrant and one warrant in a financing for $4,882,168 with share issuance costs of $779,615, including $154,860 related to broker warrants, for net proceeds of $4,102,553. Of the total share issuance costs $624,755 was expensed in other income (expense). The value of the issuance was allocated $396,137 to the shares, and $4,422,815 to the warrants, including $1,248,343 allocated to prefunded warrants.
●	On August 21, 2024, the Company issued 346,667 units consisting of one common share and one warrant, and 320,000 units consisting of one prefunded warrant and one warrant in a financing for $2,720,050 with share issue costs of $343,676, including $100,651 related to broker warrants, for net proceeds of $2,376,374. The value of the issuance was allocated $160,076 to the shares, and $2,559,974 to the warrants including $591,265 allocated to prefunded warrants.
●	On November 19, 2024 the Company issued 400,000 units consisting of one common share and one warrant and 1,200,000 units consisting of one prefunded warrant and one warrant in a financing for $5,272,234 with share issue costs of $755,397, including $181,758 related to broker warrants, for net proceeds of $4,516,837. The value of the issuance was allocated $329,515 to the shares and $4,942,719 to the warrants including $1,977,088 allocated to the prefunded warrants based on the residual method.

Stock Options

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the CSE requirements, grant to directors, officers, employees, and technical consultants to the Company, non-transferable stock options to purchase common shares. The total number of common shares reserved and available for grant and issuance pursuant to this plan shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time. The number of options awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

12.	SHARE CAPITAL (CONT’D)

As at December 31, 2025, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$62.50	4.33	10,464	10,464
April 30, 2020	April 30, 2030	$62.50	4.82	240	240
April 30, 2020	April 30, 2030	$96.25	4.82	4,400	4,400
November 24, 2020	November 24, 2030	$62.50	5.39	1,280	1,280
February 2, 2021	February 2, 2031	$330.00	5.58	1,200	1,200
March 8, 2021	March 8, 2026	$347.50	0.69	400	400
April 27, 2021	April 27, 2031	$253.75	5.81	3,640	3,640
September 9, 2021	September 9, 2026	$121.00	1.19	1,034	1,034
November 9, 2023	November 9, 2033	$15.75	8.34	1,200	1,200
				23,858	23,858

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2023	35,954	$112.00
Forfeited	(4,350)	106.83
Outstanding, December 31, 2024	31,604	$112.05
Forfeited	(3,746)	113.55
Expired	(4,000)	80.00
Outstanding, December 31, 2025	23,858	$116.34

No options were granted by the Company for the years ended December 31, 2025 and 2024.

During the year ended December 31, 2025, the Company recorded $3,447 (2024- $60,803) in stock-based compensation in relation to the vesting of stock options.

Restricted Share Units

The Company has adopted an incentive share compensation plan, which provides that the Board of Directors of the Company in its discretion and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, restricted stock units (RSUs). RSUs can have 18-month to a 3-year vesting period following the award date. The total number of common shares reserved and available for grant and issuance pursuant to this plan, and the total number of Restricted Share Units that may be awarded pursuant to this plan, shall not exceed 15% (in the aggregate) of the issued and outstanding common shares from time to time.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

12.	SHARE CAPITAL (CONT’D)

As at December 31, 2025, the Company had the following RSUs outstanding:

Number of RSU’s
Outstanding, December 31, 2023	44,545
Vested	(25,353)
Issued	185,240
Forfeited	(16,332)
Outstanding, December 31, 2024	188,100
Vested	(216,738)
Issued	450,964
Forfeited	(9,175)
Outstanding, December 31, 2025	413,151

Each RSU exercisable into one common share of the Company upon the vesting conditions being met for a period of eighteen months to 3 years from the grant date. In addition, 9,175 RSU’s were forfeited by employees who have left the Company.

During the year ended December 31, 2025, the Company recorded share-based payment expense of $1,385,510 (2024: $1,121,815) for RSU’s, based on the fair values of RSU’s granted which are calculated using the closing price of the Company’s stock on the day prior to grant.

Warrants

During the year ended December 31, 2024 the Company issued pre-funded warrants (“USD pre-funded Warrants”) where a portion of the funds related to the eventual exercise have already been received with the remaining exercise price in USD. As part of these same issuances, shares with warrants attached were issued. Being in a foreign currency that is not the Company’s functional currency and these pre-funded warrants were not issued in exchange for services, the value related to the future exercise price of the USD pre-funded Warrants are required to be recorded as a financial liability and not as equity. As a financial liability, the portion of the USD pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The warrants issued with the shares are also in USD so are also accounted for as a liability. In addition, the Company also issued pre-funded warrants with an exercise price in Canadian dollars (“Pre-funded Warrants”). These are also treated as a liability as the agreement contains clauses that do not meet the fixed for fixed test. As a financial liability, the portion of the Pre-funded Warrants related to the future exercise price will be revalued on a quarterly basis to fair market value with the change in fair value being recorded in profit or loss. The warrants issued with the shares are also accounted for as a liability as these also contain clauses that do not meet the fixed for fixed test.

On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis. The exercise price of the October Warrants was reduced twice and converted to Canadian dollars for a new exercise price of CAD $5.6925. For the October 2023 issuance and the April 2024 issuance, the warrant agreements were further amended as of August 7, 2024 to remove the cashless exercise feature and any anti-dilution clauses that would lead to variability in settlement so they now meet the requirement for equity classification. The warrants were fair valued on August 7, 2024 and transferred to equity.

On November 19, 2024 the exercise prices of the April 2024 warrants, August 2024 warrants and the October 2023 warrants were amended to CAD$3.3086 from CAD$5.625 and CAD$5.6925 respectively.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

12.	SHARE CAPITAL (CONT’D)

The warrants issued as part of the August 2024 issuance and the November 2024 issuance were issued with a CAD exercise price, no cashless exercise feature and no anti-dilution clauses that would lead to variability in settlement.

To determine the a fair value of the warrants, a Black Scholes calculation is used, calculated in USD for those with a USD exercise price and in CAD for those with a Canadian exercise price. The Black Scholes value per warrant is then multiplied by the number of outstanding warrants and then multiplied by the foreign exchange rate at the end of the period for those denominated in USD.

2025 issuances	May Issuance	June Issuance	July Issuance
	Broker	Broker	Broker
Volatility	122.15%	125.42%	131.17%
Risk free rate	3.63%	3.85%	3.89%
Expected life	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%

2024 issuances	February Issuance		April Issuance		August Issuance	November Issuance
	Warrants	Broker	Warrants	Broker	Broker	Broker
Volatility	119.23%	107.8%	119.80%	108.67%	118.87%	115.27%
Risk free rate	4.33%	4.48%	4.65%	4.62%	3.74%	4.24%
Expected life	5 years	3 years	5 years	3 years	3 years	3 years
Expected dividend yield	0%	0%	0%	0%	0%	0%

Warrant Derivative Liability

Balance at December 31, 2023	$4,196,125
Warrants issued	7,282,325
Exercised	(3,661,283)
Change in fair value of warrants outstanding	(1,842,618)
Reclassified to equity	(3,776,428)
Balance at December 31, 2024	$2,198,121
Exercised	(4,353,939)
Change in fair value of warrants outstanding	2,648,288
Balance at December 31, 2025	$492,470

Details of liability warrants and their fair values are as follows:

Issue Date	Exercise Price		Number of Warrants Outstanding at December 31, 2025	Fair Value at December 31, 2025	Number of Warrants Outstanding at December 31, 2024	Fair Value at December 31, 2024
Derivative Liability
February 26, 2024 (1)	US$	4.4025	61,911	$492,470	474,332	$2,198,121
			61,911	$492,470	474,332	$2,198,121

1)	The warrants expire February 26, 2029.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

12.	SHARE CAPITAL (CONT’D)

The fair values of the derivative warrants were estimated using the Black-Scholes Option Pricing Model with the following weighted average assumptions:

	December 31, 2025	December 31, 2024
Risk free interest rate	3.55%	4.38%
Expected volatility	139.39%	124.06%
Expected life	3.16 years	4.16 years
Expected dividend yield	0%	0%

As at December 31, 2025, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding December 31, 2025
October 30, 2023	October 30, 2026	CAD$	23.20	12,800
February 26, 2024	February 26, 2029	US$	4.4025	61,911
May 5, 2025	May 5, 2030	CAD$	3.9779	7,500
June 12, 2025	June 12, 2030	CAD$	5.0768	1,014,500
July 21, 2025	July 21, 2030	CAD$	7.3579	3,495,732
				4,592,443

The weighted average remaining contractual life of warrants outstanding as of December 31, 2025, was 4.5 years (December 31, 2024 – 4.5 years).

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2023	342,992	$15.75
Exercised	(1,991,668)	0.96
Issued	5,376,370	3.35
Expired	(10,192)	125.00
Outstanding, December 31, 2024	3,717,502	$5.16
Issued	12,587,289	5.81
Exercised(1)	(11,712,348)	4.80
Outstanding December 31, 2025	4,592,443	$6.90

1)	The weighted average share price at the time of the 766,556 broker warrants exercised was $7.99 USD($11.05 CAD).

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars